Third Quarter Report
September 30, 2023 (Unaudited)
Columbia Variable Portfolio – Limited Duration Credit Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Limited Duration Credit Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 87.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 6.0%
Boeing Co. (The)
02/01/2026	2.750%	21,500,000	20,067,022
02/04/2026	2.196%	5,991,000	5,503,767
Howmet Aerospace, Inc.
01/15/2029	3.000%	9,025,000	7,642,634
L3Harris Technologies, Inc.
01/15/2027	5.400%	14,284,000	14,164,403
Total			47,377,826
Automotive 0.7%
General Motors Financial Co., Inc.
04/10/2028	2.400%	6,237,000	5,305,095
Banking 17.1%
Bank of America Corp.(a)
12/20/2028	3.419%	40,552,000	36,367,255
HSBC Holdings PLC(a)
03/09/2029	6.161%	17,410,000	17,237,589
JPMorgan Chase & Co.(a)
10/15/2030	2.739%	37,582,000	31,418,705
Morgan Stanley(a)
05/04/2027	1.593%	3,793,000	3,376,700
01/21/2028	2.475%	7,155,000	6,381,735
04/20/2029	5.164%	7,046,000	6,776,921
PNC Financial Services Group, Inc. (The)(a)
06/12/2029	5.582%	9,151,000	8,880,943
US Bancorp(a)
06/12/2029	5.775%	7,782,000	7,578,978
Wells Fargo & Co.(a)
07/25/2029	5.574%	18,202,000	17,755,750
Total			135,774,576
Building Materials 0.6%
Ferguson Finance PLC(b)
04/20/2027	4.250%	5,022,000	4,759,542
Cable and Satellite 1.5%
Charter Communications Operating LLC/Capital
01/15/2029	2.250%	14,610,000	11,911,430
Electric 22.0%
AES Corp. (The)
01/15/2026	1.375%	6,782,000	6,038,228
CenterPoint Energy, Inc.
09/01/2024	2.500%	2,772,000	2,683,622
08/10/2026	5.250%	16,440,000	16,213,358
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMS Energy Corp.
11/15/2025	3.600%	30,396,000	28,818,983
DTE Energy Co.
03/15/2027	3.800%	6,879,000	6,410,515
Edison International
11/15/2024	3.550%	2,150,000	2,086,115
11/15/2028	5.250%	1,792,000	1,724,102
Emera U.S. Finance LP
06/15/2024	0.833%	2,962,000	2,844,540
Emera US Finance LP
06/15/2026	3.550%	24,794,000	23,250,087
Eversource Energy
08/15/2030	1.650%	7,816,000	5,980,619
FirstEnergy Transmission LLC(b)
01/15/2025	4.350%	11,980,000	11,674,886
NextEra Energy Capital Holdings, Inc.(c)
SOFR + 0.400% 11/03/2023	5.710%	7,255,000	7,254,769
NextEra Energy Operating Partners LP(b)
07/15/2024	4.250%	9,550,000	9,346,856
NRG Energy, Inc.(b)
12/02/2027	2.450%	12,997,000	11,022,428
Pacific Gas and Electric Co.
06/15/2028	3.000%	11,645,000	9,982,275
01/15/2029	6.100%	3,956,000	3,857,909
Pennsylvania Electric Co.(b)
03/30/2026	5.150%	1,221,000	1,198,219
Public Service Enterprise Group, Inc.
11/08/2023	0.841%	3,045,000	3,028,769
Southern Co.(The)
06/15/2028	4.850%	8,515,000	8,226,737
WEC Energy Group, Inc.
06/15/2025	3.550%	2,212,000	2,122,544
09/12/2026	5.600%	4,364,000	4,364,738
01/15/2028	4.750%	6,555,000	6,332,305
Total			174,462,604
Environmental 0.6%
GFL Environmental, Inc.(b)
08/01/2025	3.750%	5,450,000	5,174,610
Food and Beverage 3.4%
Bacardi Ltd.(b)
05/15/2028	4.700%	28,013,000	26,614,228
2	Columbia Variable Portfolio – Limited Duration Credit Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 1.9%
HCA, Inc.
06/15/2026	5.250%	8,113,000	7,943,806
03/15/2027	3.125%	4,590,000	4,167,013
06/01/2028	5.200%	2,990,000	2,889,553
Total			15,000,372
Healthcare Insurance 2.9%
Aetna, Inc.
11/15/2024	3.500%	2,425,000	2,360,337
Centene Corp.
07/15/2028	2.450%	24,490,000	20,688,840
Total			23,049,177
Independent Energy 0.5%
Canadian Natural Resources Ltd.
07/15/2025	2.050%	1,974,000	1,840,962
Occidental Petroleum Corp.
09/01/2028	6.375%	2,504,000	2,523,262
Total			4,364,224
Life Insurance 10.1%
Five Corners Funding Trust(b)
11/15/2023	4.419%	15,160,000	15,127,419
New York Life Global Funding(b)
08/07/2030	1.200%	5,055,000	3,791,075
Pacific Life Global Funding II(b)
07/18/2028	5.500%	8,185,000	8,083,729
Peachtree Corners Funding Trust(b)
02/15/2025	3.976%	20,087,000	19,401,839
Principal Life Global Funding II(b)
11/21/2024	2.250%	17,640,000	16,904,049
08/16/2026	1.250%	13,167,000	11,528,692
Voya Financial, Inc.
06/15/2026	3.650%	5,350,000	5,028,857
Total			79,865,660
Media and Entertainment 0.9%
Discovery Communications LLC
03/20/2028	3.950%	7,155,000	6,517,904
Netflix, Inc.(b)
11/15/2029	5.375%	690,000	673,336
Total			7,191,240
Midstream 4.9%
Colorado Interstate Gas Co. LLC/Issuing Corp.(b)
08/15/2026	4.150%	4,685,000	4,444,274
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	13,490,000	12,889,911
Western Gas Partners LP
07/01/2026	4.650%	7,609,000	7,307,130
Western Midstream Operating LP
01/15/2029	6.350%	2,165,000	2,171,650
Williams Companies, Inc. (The)
08/15/2028	5.300%	12,324,000	12,045,835
Total			38,858,800
Natural Gas 0.6%
NiSource, Inc.
03/30/2028	5.250%	4,598,000	4,506,416
Packaging 1.5%
Berry Global, Inc.(b)
04/15/2028	5.500%	12,720,000	12,280,863
Pharmaceuticals 3.5%
Amgen, Inc.
03/02/2028	5.150%	6,243,000	6,137,469
Pfizer Investment Enterprises Pte Ltd.
05/19/2028	4.450%	16,790,000	16,182,969
Roche Holdings, Inc.(b)
01/28/2027	2.375%	5,820,000	5,302,917
Total			27,623,355
Technology 3.1%
Fidelity National Information Services, Inc.
03/01/2024	0.600%	1,734,000	1,693,460
07/15/2025	4.500%	6,264,000	6,111,959
Microchip Technology, Inc.
02/15/2024	0.972%	6,364,000	6,248,184
09/01/2024	0.983%	11,387,000	10,877,331
Total			24,930,934
Tobacco 0.4%
BAT International Finance PLC
02/02/2029	5.931%	3,144,000	3,084,881
Transportation Services 1.6%
ERAC USA Finance LLC(b)
05/01/2028	4.600%	13,155,000	12,607,169
Wireless 3.7%
Sprint Spectrum Co. I/II/III LLC(b)
03/20/2028	5.152%	14,784,300	14,539,284

Columbia Variable Portfolio – Limited Duration Credit Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
T-Mobile US, Inc.
02/15/2026	2.250%	10,253,000	9,444,185
04/15/2027	3.750%	5,368,000	5,012,738
Total			28,996,207
Total Corporate Bonds & Notes (Cost $724,644,607)			693,739,209

U.S. Treasury Obligations 5.5%

U.S. Treasury
06/15/2026	4.125%	16,490,000	16,182,101
07/31/2027	2.750%	12,218,600	11,381,435
06/30/2028	4.000%	16,532,000	16,090,285
Total U.S. Treasury Obligations (Cost $44,649,549)			43,653,821
Money Market Funds 6.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(d),(e)	48,120,634	48,106,198
Total Money Market Funds (Cost $48,104,710)		48,106,198
Total Investments in Securities (Cost: $817,398,866)		785,499,228
Other Assets & Liabilities, Net		7,201,493
Net Assets		792,700,721

At September 30, 2023, securities and/or cash totaling $2,288,749 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	1,092	12/2023	USD	221,360,344	—	(994,575)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(264)	12/2023	USD	(28,528,500)	546,953	—
U.S. Treasury 10-Year Note	(15)	12/2023	USD	(1,620,938)	—	(1,197)
U.S. Treasury 5-Year Note	(1,074)	12/2023	USD	(113,155,969)	1,227,405	—
U.S. Treasury Ultra 10-Year Note	(2)	12/2023	USD	(223,125)	6,560	—
Total					1,780,918	(1,197)
Notes to Portfolio of Investments
(a)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2023.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2023, the total value of these securities amounted to $194,475,415, which represents 24.53% of total net assets.
(c)	Variable rate security. The interest rate shown was the current rate as of September 30, 2023.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2023.
4	Columbia Variable Portfolio – Limited Duration Credit Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, September 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	20,549,107	370,680,543	(343,121,920)	(1,532)	48,106,198	2,030	1,022,098	48,120,634
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Limited Duration Credit Fund | Third Quarter Report 2023	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7015_12_B01_(11/23)